Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 13,941,000	Royalties	BRAZIL		Federal Government of Brazil, National Mining Agency
#: 2
	367,000	Fees	BRAZIL		Federal Government of Brazil, National Mining Agency
#: 3
	782,000	Fees	BRAZIL	snj:BR-PA	Municipal Government of Tucuma, City Hall	Tucuma
#: 4
	1,981,000	Infrastructure	BRAZIL	snj:BR-PA	Municipal Government of Tucuma, City Hall	Tucuma
#: 5
	1,058,000	Royalties	BRAZIL	snj:BR-PA	State Government of Para, State Treasury Department
#: 6
	256,000	Infrastructure	BRAZIL	snj:BR-MT	Municipal Government of Nova Xavantina, City Hall	Xavantina
#: 7
	794,000	Royalties	BRAZIL	snj:BR-MT	State Government of Mato Grosso, State Treasury Department
#: 8
	272,000	Taxes	BRAZIL		Federal Government of Brazil, Ministry of Finance	Caraiba
#: 9
	12,323,000	Taxes	BRAZIL		Federal Government of Brazil, Ministry of Finance	Tucuma
#: 10
	5,571,000	Taxes	BRAZIL		Federal Government of Brazil, Ministry of Finance	Xavantina
#: 11
	72,000	Fees	BRAZIL		Federal Government of Brazil, National Water Agency
#: 12
	8,683,000	Royalties	BRAZIL			Caraiba
#: 13
	4,512,000	Royalties	BRAZIL			Tucuma
#: 14
	2,597,000	Royalties	BRAZIL			Xavantina
#: 15
	149,000	Fees	BRAZIL			Caraiba
#: 16
	127,000	Fees	BRAZIL			Xavantina
#: 17
	$ 162,000	Fees	BRAZIL			AV Mineracao